Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 111,489	$ 91,450
Restricted Stock
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	43,187	29,447
Restricted Stock
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	18,700	18,932
Restricted Stock
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 49,602	$ 43,071